Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans [Abstract]
Employee Benefit Plans
22. EMPLOYEE BENEFIT PLANS
Emera maintains a number of contributory defined-benefit (“DB”) and defined-contribution (“DC”) pension plans, which cover substantially all of its employees. The Company also provides non-pension benefits for its retirees.
Emera’s net periodic benefit cost included the following:
Benefit Obligation and Plan Assets:
Changes in the benefit obligation and plan assets, and

the funded status for plans were as follows:
For the

Year ended December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation
("APBO"):
Balance, January 1 $

2,273 $

227 $

2,158 $

243
Service cost

35

3

30

3
Plan participant contributions

6

5

6

6
Interest cost

110

12

111

13
Plan amendments
-

-

-

(14)
Benefits paid

(153) (21) (147) (29)
Actuarial losses (gains)
(1)

13 (3)

146

10
Settlements and curtailments -

-

(8) -

FX translation adjustment

83

18 (23) (5)
Balance, December 31 $

2,367 $

241
$

2,273 $

227
Change in plan assets:
Balance, January 1 $

2,298 $

48 $

2,163 $

46
Employer contributions

36

13

42

23
Plan participant contributions

6

5

6

6
Benefits paid (153) (21) (147) (29)
Actual return on assets, net of expenses

226

4

262

3
Settlements and curtailments -

-

(8) -

FX translation adjustment

80

5 (20) (1)
Balance, December 31 $

2,493 $

54 $

2,298 $

48
Funded status, end of year

$

126 $ (187) $

25 $ (179)
(1) The actuarial losses recognized in the period

are primarily due to changes in the discount

rate, higher than expected indexation,
and compensation-related assumption changes.
Plans with PBO/APBO in Excess of Plan Assets:
The aggregate financial position for pension plans where

the PBO or APBO (for post-retirement benefit
plans) exceeded the plan assets for the years ended December

31 were as follows:
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
PBO/APBO
$

95 $

219 $

120 $

205
FV of plan assets

11 -

37 -

Funded status $ (84) $ (219) $ (83) $ (205)
Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets:
The ABO for the DB pension plans was $ 2,255

million as at December 31, 2024 (2023 – $
2,172

million).
The aggregate financial position for those plans with an ABO in excess of the plan assets for the years
ended December 31 were as follows:
millions of dollars 2024 2023
DB pension
plans
DB pension

plans
ABO
$

90 $

114
FV of plan assets

11

37
Funded status $ (79) $ (77)
Balance Sheet:
The amounts recognized in the Consolidated Balance Sheets

consisted of the following:
As at December 31 December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Other current liabilities $ (5) $ (21) $ (5) $ (18)
Liabilities associated with assets held for
sale

(1)
-

(1) -

-

Long-term liabilities (78) (196) (78) (187)
Other long-term assets

208 -

108

26
Assets held for sale
(1)

1

31 -

-

AOCI, net of tax and regulatory assets

354

22

385

20
Deferred income tax expense in AOCI (8) (1) (8) (1)
Net amount recognized $

472 $ (166) $

402 $ (160)
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale. For further details

on the pending transaction, refer to note 4.
Amounts Recognized in AOCI and Regulatory Assets:
Unamortized gains and losses and past service costs

arising on post-retirement benefits are recorded in
AOCI or regulatory assets. The following table summarizes

the change in AOCI and regulatory assets:
Regulatory assets
Actuarial

(gains) losses
Past service
gains millions of dollars
DB Pension Plans:
Balance, January 1, 2024 $

324 $

53 $ -

Amortized in current period
(9) (3) -

Current year additions

19 (67) -

Change in FX rate

29 -

-

Balance, December 31, 2024 $

363 $ (17) $ -

Non-pension benefits plans:
Balance, January 1, 2024 $

29 $ (8) $ (2)
Amortized in current period

2

1

2
Current year reductions (5) (1) -

Change in FX rate

3 -

-

Balance, December 31, 2024 $

29 $ (8) $ -
As at December 31 December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Actuarial (gains) losses $ (17) (8) $

53 (8)
Past service gains -

-

-

(2)
Deferred income tax expense

8

1

8

1
AOCI, net of tax (9) (7)

61 (9)
Regulatory assets

363

29

324

29
AOCI, net of tax and regulatory assets $

354 $

22 $

385 $

20
Benefit Cost Components:
Emera's net periodic benefit cost included the following:
As at Year ended December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Service cost $

35 $

3 $

30 $

3
Interest cost

110

12

111

13
Expected return on plan assets (160) (2) (161) (2)
Current year amortization of:

Actuarial losses (gains)

3 (2)

1 (3)

Past service gains
-

(2) -

-

Regulatory assets

9 (2)

6 (2)
Settlement, curtailments -

1

2 -

Total $ (3) $

8 $ (11) $

9
The expected return on plan assets is determined based on

the market-related value of plan assets of
$ 2,571

million as at January 1, 2024 (2023 – $
2,577

million), adjusted for interest on certain cash flows
during the year. The market-related value of assets is based on a smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a multi-year period.
Pension Plan Asset Allocations:
Emera’s investment policy includes discussion

regarding the investment philosophy,

the level of risk
which the Company is prepared to accept with respect

to the investment of the Pension Funds, and the
basis for measuring the performance of the assets. Central to the policy is the target asset allocation by
major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset
returns that meet or exceed the plan’s actuarial

assumptions. The diversification of assets reduces the
inherent risk in financial markets by requiring that assets

be spread out amongst various asset classes.
Further, within each asset class,

a diversification is undertaken through the investment

in a broad range
of investment and non-investment grade securities. Emera’s

target asset allocation is as follows:
Asset Class
Target

Range at Market
Canadian Pension Plans:
Short-term securities 0% to 10%
Fixed income 34% to 49%
Equities:

Canadian
5% to 15%

Non-Canadian
37% to 61%
Non-Canadian Pension Plans:
Cash and cash equivalents 0% to 10%
Fixed income 29% to 49%
Equities 48% to 68%
Pension plan assets are overseen by the respective

management pension committees in the sponsoring
companies. All pension investments are in accordance with policies approved by the respective Board of
Directors of each sponsoring company.

The following tables set out the classification of the methodology used by the Company to FV its
investments (for more information on the FV hierarchy

and measurement, refer to note 17):
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2024
Cash and cash equivalents $ - $ 39 $ - $ 39 2%
Net in-transits - (27) - (27) (1) %
Equity securities:

Canadian equity
- 109 - 109 4%

United States equity

- 312 - 312 12%

Other equity
- 140 - 140 5%
Fixed income securities:

Government
- - 132 132 5%

Corporate
- - 92 92 4%

Other
- - 22 22 1%
Mutual funds - 13 - 13 1%
Open-ended investments
measured at NAV

(1)
1,142 - - 1,142 46%
Common collective trusts
measured at NAV
(2)
519 - - 519 21%
Total

$ 1,661 $ 586 $ 246 $ 2,493 100%
As at December 31, 2023
Cash and cash equivalents $ -

$

40

$

-

$

40 2%
Net in-transits - (9) - (9) - %
Equity securities:

Canadian equity
- 96 - 96 4%

United States equity

- 141 - 141 6%

Other equity
- 112 - 112 5%
Fixed income securities:

Government
-

-

172 172 8%

Corporate
-

-

90 90 4%

Other
- 4 5 9 - %
Mutual funds - 50 - 50 2%
Other - 6 (1) 5 - %
Open-ended investments
measured at NAV

(1)
1,006

-

- 1,006 44%
Common collective trusts
measured at NAV
(2)
586

-

- 586 25%
Total

$

1,592 $

440 $

266 $

2,298 100%
(1) Net asset value ("NAV") investments are open-ended registered and non-registered mutual funds, collective investment trusts,
or pooled funds. NAV’s are calculated at least monthly and the funds honour subscription and redemption activity regularly.
(2) The common collective trusts are private funds

valued at NAV.

The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external

sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and

foreign issuers while others invest in long duration

U.S. investment grade fixed
income assets and seeks to increase return through

active management of interest rate and

credit risks. The funds honour
subscription and redemption activity regularly.
Non-Pension Benefit Plans:
There are no assets set aside to pay for most of the Company’s non-pension benefit plans. As is common
practice, post-retirement health benefits are paid from

general accounts as required. The exception to this
is the NMGC Retiree Medical Plan, which is fully funded.
Investments in Emera:
As at December 31, 2024 and 2023, assets related to the

pension funds and post-retirement benefit plans
did not hold any material investments in Emera or its subsidiaries securities. However,

as a significant
portion of assets for the benefit plan are held in pooled

assets, there may be indirect investments in these
securities.
Cash Flows:
The following table shows expected cash flows for DB pension and other post-retirement benefit plans:
millions of dollars
DB pension

plans
Non-pension
benefit plans
Expected employer contributions
2025 $

41 $

21
Expected benefit payments
2025

175

23
2026

179

23
2027

182

23
2028

184

23
2029

186

22
2030 – 2034

950

103
Assumptions:
The following table shows the assumptions that have been

used in accounting for DB pension and other
post-retirement benefit plans:
2024 2023
(weighted average assumptions)
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service
5.07% 4.91% 4.89% 4.89%
Discount rate - future service 5.12% 5.00% 4.88% 4.89%
Rate of compensation increase 3.73% 3.72% 3.87% 3.85%
Health care trend

- initial (next year)
- 6.53% - 6.04%

- ultimate

- 3.77% - 3.76%

- year ultimate reached
2044 2043
Benefit cost for year ended December 31:
Discount rate - past service 4.89% 4.89% 5.33% 5.31%
Discount rate - future service 4.88% 4.89% 5.34% 5.32%
Expected long-term return on plan assets 6.43% 3.69% 6.56% 2.16%
Rate of compensation increase 3.87% 3.85% 3.62% 3.61%
Health care trend

- initial (current year)
- 6.04% - 5.40%

- ultimate

- 3.76% - 3.77%

- year ultimate reached
2043 2043
Actual assumptions used differ by plan.
The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.
The discount rate is based on high-quality long-term corporate bonds, with maturities matching the
estimated cash flows from the pension plan.
DC Pension Plan:
Emera also provides a DC pension plan for certain employees.

The Company’s contribution for the year
ended December 31, 2024 was $ 51

million (2023 – $
45

million).